Business Combination - Additional Information (Detail) Passenger in Millions, $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2015 MXN ($)	Dec. 31, 2017 MXN ($) Passenger	Apr. 17, 2015 USD ($)	Apr. 01, 2015 MXN ($)
Disclosure of detailed information about business combination [Line Items]
Description of service concession arrangement		In June 1998, the subsidiaries of Grupo Aeroportuario del Pacífico, S.A.B. de C.V. were granted concessions by the Ministry of Communications and Transportation (SCT) to manage, operate and develop each of the Pacific Group’s 12 airports and benefit from the use of the airport facilities, for a 50-year term beginning November 1, 1998 (The Concession or Concessions). The cost of the concessions, which totaled Ps.15,938,359, was determined by the Mexican Government in August 1999, based upon the price paid by Aeropuertos Mexicanos del Pacífico, S.A.P.I. de C.V. (AMP, the strategic shareholder of the Company) for its interests in GAP.
MBJA [Member]
Disclosure of detailed information about business combination [Line Items]
Service to passengers | Passenger		3.6
Service to International passengers percentage		99.00%
Description of service concession arrangement		The airport is located right in the center of the tourist corridor from Negril to Ocho Rios, which concentrates 90% the hotel capacity of the island according to information published by the Jamaican Tourist Board. In 2014 the airport served a total of 3.6 million passengers, 99.0% were international, of which 66% had as their origin the United States, 20% from Canada, 1% from Europe and 2% from the Caribbean and others regions.
Non-controlling interest recognized as acquisition date		25.50%
Spain [Member] | SCL Terminal Aereo Santiago [Member]
Disclosure of detailed information about business combination [Line Items]
Percentage of stake by the company		14.77%
Spain [Member] | MBJA [Member]
Disclosure of detailed information about business combination [Line Items]
Percentage of stake by the company		74.50%
Desarrollo De Concesiones Aeroportuarias [Member]
Disclosure of detailed information about business combination [Line Items]
Total consideration of acquisition				$ 2,927,367,000
Deferred tax liability				678,792,000
Contingent consideration		$ 0
Fair value of non-controlling interest				$ 852,825,000
Company's revenue	$ 995,707,000
Company's profit	$ 308,323,000
Desarrollo De Concesiones Aeroportuarias [Member] | Spain [Member]
Disclosure of detailed information about business combination [Line Items]
Total consideration of acquisition			$ 192.0